Post balance sheet events (Details) - Share repurchase programme - GBP (£) £ / shares in Units, £ in Millions	Jan. 16, 2024	Jan. 05, 2024
Post balance sheet events
Number of shares covered by shares repurchase programme		3,851,376
Number of shares purchased	3,851,376
Shares repurchased as percentage of total number of ordinary shares in issue	0.14%
Volume weighted average price of shares repurchased	£ 8.2676
Consideration paid for repurchase of shares	£ 32